RELATED PARTY TRANSACTIONS RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]
Net expenses from related parties:

(in thousands of $)	2014	2013	2012
Transactions with Golar and affiliates:
Management and administrative services fees (a)	2,877	2,569	2,876
Ship management fees (b)	7,746	6,701	4,222
Interest expense on high-yield bonds (c)	—	1,972	575
Interest expense on Golar LNG vendor financing loan - Golar Freeze (d)	—	—	11,921
Interest expense on Golar LNG vendor financing loan - NR Satu (e)	—	—	4,737
Interest expense on Golar Energy loan (f)	—	—	829
Total	10,623	11,242	25,160

Receivables (payables) from related parties:

As of December 31, 2014 and 2013, balances with related parties consisted of the following:

(in thousands of $)	2014	2013
Trading balances due to Golar and affiliates (g)	(13,337)	(5,989)
Methane Princess Lease security deposit movements (h)	3,486	4,257
Short-term loan due to Golar (i)	(20,000)	—
	(29,851)	(1,732)